Benefit Plans - Additional Information (Detail) (USD $)	3 Months Ended									6 Months Ended		7 Months Ended	12 Months Ended			13 Months Ended	15 Months Ended	27 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2014 Installment	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Jun. 30, 2013	Jun. 30, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Vested options exercised										2,785,122	0		117,618	0	0
Vested options, aggregate intrinsic value	$ 7,400,000	$ 256,000								$ 7,400,000		$ 256,000	$ 256,000			$ 7,400,000		$ 256,000
Treasury stock, shares issued										107,382
Treasury stock, average cost per share										$ 11.48		$ 11.13	$ 10.35			$ 11.13	$ 9.88	$ 10.07
Cash proceeds from stock options										1,400,000			1,500,000
Net cash proceeds resulted in stockholders' equity										7,188,000
Income tax benefit										416,000
Employer Loan to ESOP		17,457,000										17,457,000	17,457,000					17,457,000
Unearned Employee Stock Ownership Plan shares		1,745,700				1,745,700						1,745,700	1,745,700	1,745,700			1,745,700	1,745,700
ESOP Loan - Interest Rate													5.50%
Number of installments													42
ESOP Shares Released on a Monthly Basis		12,123										12,123	12,123					12,123
ESOP Compensation Expense													1,742,000	1,431,000	1,367,000
ESOP Liability		15,000				6,000						15,000	15,000	6,000			6,000	15,000
Maximum Annual Contribution Per Employee													20.00%
Employer Matching Contribution													3.00%
Defined Contribution Plan, Cost Recognized													543,000	527,000	510,000
Share-based Payment Award, Options, Grants in Period													185,000	0	0
Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value													$ 4.30
Share-based Payment Award, Equity Instruments Other than Options, Grants in Period													54,500	0	0
Treasury stock, shares	6,406,340	6,513,722				6,236,760				6,406,340		6,513,722	6,513,722	6,236,760		6,406,340	6,236,760	6,513,722
Income tax benefit	870,000	1,210,000	685,000	1,301,000	1,021,000	606,000	323,000	518,000	803,000	1,423,000	2,322,000		4,217,000	2,250,000	2,776,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares		211,000										211,000	211,000					211,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		829,000										829,000	829,000					829,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition													4 years 4 months 21 days
Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		87,000				49,000						87,000	87,000	49,000			49,000	87,000
Benefit Equalization Plan ("BEP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
ESOP Compensation Expense													36,000	6,000	0
Net periodic pension expense													191,000	193,000	172,000
Defined benefit plan, expected future benefit payments, next twelve months		225,000										225,000	225,000					225,000
Defined Benefit Plan, Benefits Paid													265,000	221,000	257,000
Defined Benefit Plan, Contributions by Employer													265,000	221,000	257,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax		777,000				1,032,000						777,000	777,000	1,032,000			1,032,000	777,000
Defined Benefit Plan, Future Amortization of Gain (Loss)													47,000
Postretirement Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension expense													99,000	106,000	48,000
Defined benefit plan, expected future benefit payments, next twelve months		9,000										9,000	9,000					9,000
Defined Benefit Plan, Benefits Paid													6,000	5,000	5,000
Defined Benefit Plan, Contributions by Employer													6,000	5,000	5,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax		18,000				(126,000)						18,000	18,000	(126,000)			(126,000)	18,000
Defined Benefit Plan, Future Amortization of Gain (Loss)													0
Directors' Consultation and Retirement Plan ("DCRP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension expense													290,000	341,000	315,000
Defined benefit plan, expected future benefit payments, next twelve months		80,000										80,000	80,000					80,000
Defined Benefit Plan, Benefits Paid													60,000	98,000	117,000
Defined Benefit Plan, Contributions by Employer													60,000	98,000	117,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), after Tax		661,000				259,000						661,000	661,000	259,000			259,000	661,000
Defined Benefit Plan, Future Amortization of Gain (Loss)													18,000
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Prior Service Cost (Credit), after Tax		108,000				154,000						108,000	108,000	154,000			154,000	108,000
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)													46,000
Atlas Bank Retirement Income Plan ("ABRIP") [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic pension expense													0
Date of acquisition													Jun. 30, 2014
Defined benefit plan, expected future benefit payments, next twelve months		0										0	0					0
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return													11.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return													7.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Equity Securities [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return													9.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Equity Securities [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return													5.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Long-term inflation rate													3.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return													6.00%
Atlas Bank Retirement Income Plan ("ABRIP") [Member] | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected rate of return													2.00%
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan Number													333
Defined Benefit Plan, Funded Percentage						101.13%								101.13%	104.56%		101.13%
Multiemployer Plans, Plan Contributions														136,500,000	196,500,000
Multiemployer Plans, Plan Expenses													303,000	1,254,000	1,238,000
Multiemployer Plans, Postretirement Benefit [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percent of Total Plan Contributions													5.00%
Employee Stock Option [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Payment Award, Number of Shares Authorized		3,564,137										3,564,137	3,564,137					3,564,137
Share-based Payment Award, Number of Shares Available for Grant		392,897										392,897	392,897					392,897
Share-based Payment Award, Award Vesting Period													5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													10 years
Share-based Compensation Expense													81,000	41,000	41,000
Tax Benefit from Compensation Expense													1,000	0	0
Income tax benefit													98,000
Restricted Stock [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Payment Award, Number of Shares Authorized		1,425,655										1,425,655	1,425,655					1,425,655
Share-based Payment Award, Number of Shares Available for Grant		18,959										18,959	18,959					18,959
Share-based Payment Award, Award Vesting Period													5 years
Share-based Payment Award, requisite service period													5 years
Share-based Compensation Expense													208,000	168,000	168,000
Tax Benefit from Compensation Expense													85,000	68,000	68,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		1,059,000										1,059,000	1,059,000					1,059,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition													3 years 7 months 13 days
Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value													244,000	166,000	160,000
Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		87,500										87,500	87,500					87,500
Stock Compensation Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Share-based Compensation Expense													289,000	209,000	209,000
Remaining Stock Option Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Vested options exercised										2,677,740
Net cash proceeds resulted in stockholders' equity										$ 0
Additional shares issued	0									0						0